Business combinations, 2022 (Details) $ in Thousands				12 Months Ended
	Sep. 02, 2022 USD ($) MW	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)
Business combinations [Abstract]
Investments accounted for using equity method				$ 260,031	$ 255,547
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16				55,135
Rights of use under IFRS 16 (lessee) or intangible assets under IAS 38				26,794
Cash and cash equivalents				1,057
Other current assets				8,283
Non-current Project debt				(1,301)
Current Project debt				(148)
Other current and non-current liabilities				(25,853)
Non-controlling interests				(14,300)
Total net assets acquired at fair value				49,667
Asset acquisition - purchase price				(49,667)
Net result of business combinations				0
Revenue contributed by the acquisitions				6,200
Amount of profit after tax				1,700
Additional revenue amount				4,800
Additional amount of profit after tax				$ 1,700
Chile TL4 [Member]
Business combinations [Abstract]
Installed capacity | MW			63
Number of substations | Substation			2
Investments accounted for using equity method			$ 38,400		$ 8,000
Italy PV 4 [Member]
Business combinations [Abstract]
Installed capacity | MW		3.6
Investments accounted for using equity method		$ 3,700
Chile PV 3 [Member]
Business combinations [Abstract]
Installed capacity | MW	73
Investments accounted for using equity method	$ 7,700
Percentage of non-controlling interests	65.00%